Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The Company classifies financial assets and liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.  Valuation methodologies for the fair value hierarchy are as follows.

Level 1 – Quoted prices in active markets for identical assets or liabilities.  Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain Treasury securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.  Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments and derivative contracts whose values are determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.  Level 3 assets and liabilities include values that are determined using pricing models, discounted cash flow methodologies, or similar techniques as well as assets and liabilities for which the determination of fair value requires significant management judgment or estimation.

The categorization of an asset or liability within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Recurring Basis

The Company measures or monitors certain of its assets on a fair value basis.  Fair value is used on a recurring basis for those assets and liabilities for which an election was made as well as for certain assets and liabilities in which fair value is the primary basis of accounting.  The following tables reflect the fair value of assets measured and recognized at fair value on a recurring basis in the consolidated balance sheets at December 31, 2015 and 2014.

(in thousands)	December 31, 2015	Fair Value Measurements at Reporting Date Using
Assets		Level 1	Level 2	Level 3
Investment securities available for sale
U.S. agency securities	$13,072	$—	$13,072	$—
Corporate bonds	11,190	—	11,190	—
Mortgage-backed securities -
Agency	149,199	—	149,199	—
Asset-backed securities	23,292	—	23,292	—
Equity securities	1,421	1,322	—	99
Total investment securities
available for sale	198,174	1,322	196,753	99
Derivative loan commitments
Interest rate lock commitments	1,020	—	—	1,020
Total derivative loan commitments	1,020	—	—	1,020
Interest rate swaps	1,219	—	1,219	—
Total assets	$200,413	$1,322	$197,972	$1,119

Liabilities
Interest rate swaps	$1,219	$—	$1,219	$—
Total liabilities	$1,219	$—	$1,219	$—

(in thousands)	December 31, 2014	Fair Value Measurements at Reporting Date Using
Assets		Level 1	Level 2	Level 3
Investment securities available for sale
U.S. agency securities	$17,653	$—	$17,653	$—
Corporate bonds	14,560	—	14,560	—
Mortgage-backed securities -
Agency	215,428	—	215,428	—
Asset-backed securities	53,197	—	53,197	—
Equity securities	1,383	1,103	—	280
Total investment securities
available for sale	302,221	1,103	300,838	280
Derivative loan commitments
Interest rate lock commitments	472	—	—	472
Total derivative loan commitments	472	—	—	472
Interest rate swaps	913	—	913	—
Total assets	$303,606	$1,103	$301,751	$752

Liabilities
Interest rate swaps	$913	$—	$913	$—
Total liabilities	$913	$—	$913	$—

The following table shows a rollforward of recurring fair value measurements categorized with Level 3 of the fair value hierarchy for the years ended December 31, 2015 and 2014.

	Activity in Level 3 Fair Value Measurements Year Ended December 31, 2015		Activity in Level 3 Fair Value Measurements Year Ended December 31, 2014

(in thousands)
	Investment Securities Available for Sale	Derivative Loan Commitments	Investment Securities Available for Sale	Derivative Loan Commitments

Description
Beginning of period balance	$280	$472	$289	$844
Unrealized gains included in:
Earnings	—	—	—	—
Other comprehensive income	—	—	(9)	—
Purchases	—	—	—	—
Sales	—	—	—	—
Reclassification from level 3 to level 1	(181)	—	—	—
Issuances	—	799	—	—
Settlements	—	(251)	—	(372)
End of period balance	$99	$1,020	$280	$472

The Company’s policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer.

The following describes the valuation techniques used to estimate fair value for our assets and liabilities that are measured on a recurring basis.

Investment Securities Available for Sale.  Where quoted prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy.  Level 1 securities would include highly liquid government bonds, mortgage products, and exchange traded equities.  If quoted market prices are not available, then fair values are estimated by using pricing models or quoted prices of securities with similar characteristics.  Level 2 securities would include U.S. agency securities, mortgage-backed securities, obligations of states and political subdivisions, and certain corporate, asset-backed, and other securities valued using third party quoted prices in markets that are not active.  In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within Level 3 of the valuation hierarchy.

Derivative Loan Commitments.  The Company originates mortgage loans for sale into the secondary market on the best efforts basis.  Under the best efforts basis, the Company enters into commitments to originate mortgage loans whereby the interest rate is fixed prior to funding.  These commitments, in which the Company intends to sell in the secondary market, are considered freestanding derivatives.  The fair values of interest rate lock commitments, which are related to mortgage loan commitments and are categorized as Level 3, are based on quoted prices adjusted for commitments that the Company does not expect to fund.

Interest Rate Swaps.  The Company uses observable inputs to determine fair value of its interest rate swaps.  The valuation of these instruments is determined using widely accepted valuation techniques that are based on discounted cash flow analysis using the expected cash flows of each derivative over the contractual terms of the derivatives, including the period to maturity and market-based interest rate curves.  As of and for the year ended December 31, 2015, the fair values of the interest rate swaps were determined using a market standard methodology of netting the discounted future fixed cash receipts and the discounted expected variable cash payments.  The variable cash payments were based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves.  Accordingly, the Company categorizes these financial instruments within Level 2 of the fair value hierarchy.

Nonrecurring Basis

Certain assets, specifically collateral dependent impaired loans and other real estate owned and repossessed assets, are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment and an allowance is established to adjust the asset to its estimated fair value).  The adjustments are based on appraisals of underlying collateral or other observable market prices when current appraisals or observable market prices are available.  Where we do not have an appraisal that is less than 12 months old, an existing appraisal or other valuation would be utilized after discounting it to reflect current market conditions, and, as such, may include significant management assumptions and input with respect to the determination of fair value.

To assist in the discounting process, a valuation matrix was developed to provide valuation guidance for collateral dependent loans and other real estate owned where it was deemed that an existing appraisal was outdated as to current market conditions.  The matrix applies discounts to external appraisals depending on the type of real estate and age of the appraisal.  The discounts are generally specific point estimates; however in some cases, the matrix allows for a small range of values.  The discounts were based in part upon externally derived statistical data.  The discounts were also based upon management’s knowledge of market conditions and prices of sales of other real estate owned.  In addition, matrix value adjustments may be made by our independent appraisal group to reflect property value trends within specific markets as well as actual sales data from market transactions and/or foreclosed real estate sales.  It is the Company’s policy to classify these as Level 3 assets within the fair value hierarchy.  Management periodically reviews the discounts in the matrix as compared to valuations from updated appraisals and modifies the discounts accordingly should updated appraisals reflect valuations significantly different than those derived utilizing the matrix.  To date, management believes the appraisal discount matrix has resulted in appropriate adjustments to existing appraisals thereby providing management with reasonable valuations for the collateral underlying the loan portfolio; however, while appraisals are indicators of fair value, the amount realized upon sale of these assets could be significantly different.

The following tables reflect the fair value of assets measured and recognized at fair value on a nonrecurring basis in the consolidated balance sheets at December 31, 2015 and 2014.

	Assets Measured at Fair Value	Fair Value Measurements at December 31, 2015 Using

(in thousands)		Level 1	Level 2	Level 3
Impaired loans	$55,279	$—	$—	$55,279
Other real estate owned
and repossessed assets	12,409	—	—	12,409

	Assets Measured at Fair Value	Fair Value Measurements at
		December 31, 2014 Using
(in thousands)		Level 1	Level 2	Level 3
Impaired loans	$40,107	$—	$—	$40,107
Other real estate owned
and repossessed assets	21,721	—	—	21,721

The following describes the valuation techniques used to estimate fair value for our assets that are required to be measured on a nonrecurring basis.

Impaired Loans.  The majority of the Company’s impaired loans are considered collateral dependent.  For collateral dependent impaired loans, impairment is measured based upon the estimated fair value of the underlying collateral.

Other Real Estate Owned and Repossessed Assets.  The adjustments to other real estate owned and repossessed assets are based primarily on appraisals of the real estate or other observable market prices.  Our policy is that fair values for these assets are based on current appraisals.  In most cases, we maintain current appraisals for these items.  Where we do not have a current appraisal, an existing appraisal would be utilized after discounting it to reflect changes in market conditions from the date of the existing appraisal, and, as such, may include significant management assumptions and input with respect to the determination of fair value.

Underutilized Assets.  During 2015, the Company identified a number of underutilized assets that were transferred to other real estate owned and repossessed assets. The related carrying amounts of these underutilized assets were reduced to their fair value and the Company recorded an impairment totaling $4.3 million during the quarter ended December 31, 2015.  Management estimated the fair value of the assets by utilizing various market-based valuation techniques, including estimates from unrelated brokers, existing purchase offers from unrelated parties, and appraisals available as of the measurement date.  Approximately $4.4 million of assets were transferred into other real estate owned in accordance with relevant accounting guidance and are measured at fair value on a nonrecurring basis.

Significant Unobservable Inputs

The following table presents the significant unobservable inputs used to value the Company’s material Level 3 assets; these factors represent the significant unobservable inputs that were used in measurement of fair value.

	Fair Value at December 31, 2015	Significant Unobservable Inputs by Valuation technique	Significant Unobservable Inputs as of December 31, 2015
(in thousands except for percentages)

Type
Derivative loan commitments	$1,020	Pull through rate	85%
		Percentage of loans that will
		ultimately close
Impaired loans	55,279	Appraised value	11%
		Average discounts to reflect current
		market conditions, ultimate collectability,
		and estimated costs to sell
Other real estate owned	12,409	Appraised value	10%
		Weighted average discounts to reflect
		current market conditions, abbreviated
		holding period, and estimated costs to sell

Other Fair Value Measurements

Additionally, accounting standards require the disclosure of the estimated fair value of financial instruments that are not recorded at fair value. For the financial instruments that the Company does not record at fair value, estimates of fair value are made at a point in time based on relevant market data and information about the financial instrument.  No readily available market exists for a significant portion of the Company’s financial instruments.  Fair value estimates for these instruments are based on current economic conditions, interest rate risk characteristics, and other factors. Many of these estimates involve uncertainties and matters of significant judgment and cannot be determined with precision. Therefore, the calculated fair value estimates in many instances cannot be substantiated by comparison to independent markets and, in many cases, may not be realizable in a current sale of the instrument.  In addition, changes in assumptions could significantly affect these fair value estimates.  The following methods and assumptions were used by the Company in estimating fair value of these financial instruments.

(a)    Cash and Cash Equivalents
Cash and cash equivalents include cash and due from banks, interest-bearing deposits in other banks, and overnight funds sold and due from FRB.  The carrying amount approximates fair value.

(b)    Investment Securities Available for Sale
Fair values are based on published market prices where available. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics, or discounted cash flow.  Investment securities available for sale are carried at their aggregate fair value.
(c)    Restricted Equity Securities
These investments are carried at cost.  The carrying amount approximates fair value.

(d)    Loans Held For Sale
The carrying value of loans held for sale is a reasonable estimate of fair value since loans held for sale are expected to be sold within a short period.

(e)    Loans
To determine the fair values of loans other than those listed as nonaccrual, we use discounted cash flow analyses.  In these analyses, we use discount rates that are similar to the interest rates and terms currently being offered to borrowers of similar terms and credit quality.  For nonaccrual loans, we use a variety of techniques to measure fair value, such as using the current appraised value of the collateral, discounting the contractual cash flows, and analyzing market data that we may adjust due to the specific characteristics of the loan or collateral.
(f)    Interest Receivable and Interest Payable
The carrying amount approximates fair value.
(g)    Bank-Owned Life Insurance
The carrying amount approximates fair value.
 (h)    Deposits
The fair values disclosed for transaction deposits such as demand and savings accounts are equal to the amount payable on demand at the reporting date (this is, their carrying values).  The carrying amounts of variable-rate, fixed-term money market accounts and certificates of deposit approximate their fair values at the reporting date.  Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies market interest rates on comparable instruments to a schedule of aggregated expected monthly maturities on time deposits.
(i)    Borrowings
The fair value of borrowings is estimated using discounted cash flow analyses based on the rates currently offered for borrowings of similar remaining maturities and collateral requirements.  These include FHLB borrowings and other borrowings.
(j)    Commitments to Extend Credit and Standby Letters of Credit
The only amounts recorded for commitments to extend credit and standby letters of credit are the deferred fees arising from these unrecognized financial instruments.  These deferred fees are not deemed significant at December 31, 2015 and 2014, and as such, the related fair values have not been estimated.

The following table presents the carrying amounts and fair values of those financial instruments that are not recorded at fair value, or have carrying amounts that approximate fair value, at December 31, 2015 and 2014.

	2015
	Carrying Amount	Fair Value	Fair Value Measurements at Reporting Date Using
(in thousands)			Level 1	Level 2	Level 3
Financial Assets:
Loans, net(1)	$1,518,318	$1,525,606	$—	$—	$1,525,606
Financial Liabilities:
Deposits	1,705,145	1,678,886	—	1,678,886	—
FHLB borrowings	25,000	25,000	—	25,000	—
Other borrowings	29,689	56,703	—	56,703	—

	2014
	Carrying Amount	Fair Value	Fair Value Measurements at Reporting Date Using
(in thousands)			Level 1	Level 2	Level 3
Financial Assets:
Loans, net(1)	$1,395,885	$1,406,608	$—	$—	$1,406,608
Financial Liabilities:
Deposits	1,581,348	1,565,278	—	1,565,278	—
FHLB borrowings	165,847	165,963	—	165,963	—
Other borrowings	29,224	56,703	—	56,703	—

(1)Carrying amount and fair value includes impaired loans.  Carrying amount is net of the allowance for loan losses.